DEPOSITS	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]	Deposits
Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2024 and 2023 were $554.0 million and $300.1 million, respectively.

Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2025	$3,054,563
2026	71,468
2027	13,786
2028	8,008
2029	4,272
Thereafter	168
Total	$3,152,265